Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Summary of defined benefit pension plans

Employee defined benefit liabilities	December 31,
in €‘000	2021	2022
Defined benefit obligation	11,456	10,412
Fair value of plan assets	(9,365)	(10,215)
Net defined benefit liability	2,091	197

Movement in the defined benefit obligations
in €‘000	2021	2022
Defined benefit obligation as of January 1,	11,860	11,456
Interest expense on defined benefit obligation	17	44
Current service cost	799	726
Contributions by plan participants	287	369
Benefits (paid) / deposited	(483)	56
Past service cost	(782)	—
Administration cost (excl. cost for managing plan assets)	5	6
Actuarial gain on defined benefit obligation	(604)	(2,855)
Exchange rate loss	357	610
Defined benefit obligation as of December 31,	11,456	10,412

Summary of defined benefit obligation and plan assets

Fair value of plan assets
in €‘000	2021	2022
Fair value of plan assets as of January 1,	8,072	9,365
Interest income on plan assets	11	31
Contributions by the employer	360	452
Contributions by plan participants	287	369
Benefits paid	(483)	(53)
Others	—	204
Return on plan assets excl. interest income	796	(596)
EUR/ CHF exchange rate gain	322	522
Adjustment to asset ceiling	—	(79)
Fair value of plan assets as of December 31,	9,365	10,215